UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 09, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     15680


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE






                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
DIRECTV GROUP INC           OPTION              25459L956       24       74     X    SOLE                       74
GENERAL FINANCE CORP        COMMON              369822101       11     7351 X        SOLE                     7351
GOLDEN POND HEALTHCARE INC  WARRANT             38116J117        2    16971 X        SOLE                    16971
LIBERTY ACQUISITION HLDGS COWARRANT             53015Y115       25    41024 X        SOLE                    41024
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107      461    48559 X        SOLE                    48559
LIBERTY MEDIA CORP NEW      COMMON              53071M500     5163   165970 X        SOLE                   165970
NRDC ACQUISITION CORP       WARRANT             62941R110        7     7119 X        SOLE                     7119
PEPSI BOTTLING GROUP INC    COMMON              713409100      433    11875 X        SOLE                    11875
SCHERING PLOUGH CORP        PREFERRED           806605705     1663     6852 X        SOLE                     6852
SCHERING PLOUGH CORP        COMMON              806605101     2169    76768 X        SOLE                    76768
SP ACQUISITION HOLDINGS INC WARRANT             78470A112        2    22124 X        SOLE                    22124
TRIAN ACQUISITION I CORP    WARRANT             89582E116       18    39844 X        SOLE                    39844
WYETH                       COMMON              983024100     5702   117375 X        SOLE                   117375